Basis of preparation (Details) - EUR (€) € in Thousands	1 Months Ended				3 Months Ended		148 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Oct. 31, 2023	Feb. 28, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [line items]
Net loss for the period					€ (48,468)	€ (52,370)
Capital increases							€ 1,194,700
Proceeds from borrowings							175,000
Proceeds from research tax credit		€ 5,640					41,300
Repayment of PGE							2,900
Cash and cash equivalents and other short-term investments					€ 491,600		491,600
Conditional advances Bpifrance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants							17,100
Repayments of conditional advances							€ 1,800
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases	€ 637,500		€ 223,300	€ 130,000